Summary of significant accounting policies (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Current assets from continuing operations excluding intercompany receivables	$ 156,563,547	$ 153,254,380
Current assets from continuing operations	156,563,547	153,254,380
Non-current assets excluding investment in subsidiaries	17,986,908	10,528,473
Non-current assets	17,986,908	10,528,473
Total assets from continuing operations	174,550,455	163,782,853
Amount of liabilities excluding intercompany payables.	11,858,360	8,289,321
Current liabilities from continuing operations	11,858,360	8,289,321
Non-current liabilities	700,785	809,441
Total liabilities from continuing operations	12,559,145	9,098,762
Total shareholders' equity (net assets)	161,991,310	154,684,091
Intercompany receivables	0	0
Intercompany payables	0	0
Investment in subsidiaries	0	0
Other [Member]
Current assets from continuing operations excluding intercompany receivables	138,450,476	91,926,232
Current assets from continuing operations	278,140,193	255,603,151
Non-current assets excluding investment in subsidiaries	10,783,715	10,500,217
Non-current assets	10,783,715	10,500,217
Total assets from continuing operations	288,923,908	266,103,368
Amount of liabilities excluding intercompany payables.	887,077	590,393
Current liabilities from continuing operations	272,486,467	256,030,616
Non-current liabilities	549,078	657,734
Total liabilities from continuing operations	273,035,545	256,688,350
Total shareholders' equity (net assets)	15,888,363	9,415,018
Intercompany receivables	139,689,717	163,676,919
Intercompany payables	271,599,390	255,440,223
Nongyuan Network
Current assets from continuing operations excluding intercompany receivables	831,079	33,986
Non-current assets excluding investment in subsidiaries	8,788	8,484
Non-current assets	40,073,993	40,433,001
Total assets from continuing operations	168,759,927	155,461,899
Amount of liabilities excluding intercompany payables.	549,371	226,814
Non-current liabilities	151,707	151,707
Intercompany receivables	127,854,855	114,994,912
Intercompany payables	120,627,140	109,255,668
Current assets from continuing operations	128,685,934	115,028,898
Investment in subsidiaries	40,065,205	40,424,517
Current liabilities from continuing operations	121,176,511	109,482,482
Total liabilities from continuing operations	121,328,218	109,634,189
Total shareholders' equity (net assets)	47,431,709	45,827,710
variable interest entity and subsidiaries.
Current assets from continuing operations excluding intercompany receivables	17,098,150	57,133,125
Current assets from continuing operations	17,098,150	57,133,125
Non-current assets excluding investment in subsidiaries	7,194,405	19,772
Non-current assets	7,194,405	19,772
Total assets from continuing operations	24,292,555	57,152,897
Amount of liabilities excluding intercompany payables.	3,850,837	1,789,357
Non-current liabilities	0	0
Intercompany receivables	0	0
Intercompany payables	19,061,875	54,420,549
Current liabilities from continuing operations	22,912,712	56,209,906
Total liabilities from continuing operations	22,912,712	56,209,906
Total shareholders' equity (net assets)	1,379,843	942,991
FAMI
Current assets from continuing operations excluding intercompany receivables	183,842	4,161,037
Current assets from continuing operations	143,928,377	144,606,348
Total assets from continuing operations	143,928,377	144,606,348
Amount of liabilities excluding intercompany payables.	6,571,075	5,682,757
Current liabilities from continuing operations	6,571,777	5,683,459
Total liabilities from continuing operations	6,571,777	5,683,459
Total shareholders' equity (net assets)	137,356,600	138,922,889
Intercompany receivables	143,744,535	140,445,311
Intercompany payables	$ 702	$ 702